Related Party Transactions - Chairman (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) item agreement	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Number of service agreements | agreement			2
Chairman of the Board of Directors
Related Party Transaction [Line Items]
Percentage of equity interest held		5.00%	5.00%
Fees for professional and capital raising services rendered	$ 0.2	$ 0.4	$ 0.3	$ 0.1
Other company where chairman is director
Related Party Transaction [Line Items]
Number of other companies where chairman serves as director | item			2
Maximum | Chairman of the Board of Directors
Related Party Transaction [Line Items]
Fees for professional and capital raising services rendered			$ 0.1